Derivative Instruments and Hedging Activities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Outstanding commodity price swaps and options and forward foreign exchange contracts

Outstanding commodity price swaps and options and forward foreign exchange contracts are presented below:

Commodity	March 31, 2016	December 31, 2015
Nickel (in lbs)	99,400	164,800
Natural gas (in MMBTUs)	31,907,500	36,972,500
Zinc (in lbs)	41,634,300	54,173,800
Iron ore (in metric tons)	2,260,000	2,795,000
Electricity (in MWHs)	1,098,000	1,386,400
Foreign exchange contracts (in euros)	€32,125,000	€55,500,000

Outstanding commodity price swaps and options and forward foreign exchange contracts as of December 31, 2015 and 2014, are presented below:

Commodity	2015	2014
Nickel (in lbs)	164,800	259,300
Natural gas (in MMBTUs)	36,972,500	33,992,500
Zinc (in lbs)	54,173,800	61,800,000
Iron ore (in metric tons)	2,795,000	2,335,000
Electricity (in MWHs)	1,386,400	1,182,800
Hot roll carbon steel coils (in short tons)	—	15,000
Foreign exchange contracts (in euros)	€55,500,000	€23,675,000

Fair value of derivative instruments in the condensed consolidated balance sheets
The fair value of derivative instruments in the condensed consolidated balance sheets is presented below:

Asset (liability)	March 31, 2016	December 31, 2015
Derivatives designated as hedging instruments:
Other current assets—commodity contracts	$1.6	$0.3
Other noncurrent assets—commodity contracts	0.4	0.3
Accrued liabilities—commodity contracts	(34.3)	(40.9)
Other non-current liabilities—commodity contracts	(6.4)	(9.5)

Derivatives not designated as hedging instruments:
Other current assets:
Foreign exchange contracts	—	1.1
Commodity contracts	—	0.2
Accrued liabilities:
Foreign exchange contracts	(0.7)	—
Commodity contracts	(0.2)	(0.3)

The fair value of derivative instruments as of December 31, 2015 and 2014, is presented below:

Asset (liability)	2015	2014
Derivatives designated as hedging instruments:
Other current assets—commodity contracts	$0.3	$2.1
Other non-current assets—commodity contracts	0.3	1.8
Accrued liabilities—commodity contracts	(40.9)	(32.0)
Other non-current liabilities—commodity contracts	(9.5)	(5.7)

Derivatives not designated as hedging instruments:
Other current assets:
Foreign exchange contracts	1.1	1.2
Commodity contracts	0.2	1.5
Accrued liabilities:
Commodity contracts	(0.3)	(4.2)

Gains (losses) on derivative instruments included in the condensed consolidated statements of operations
Gains (losses) on derivative instruments included in the condensed consolidated statements of operations are presented below:

	Three Months Ended March 31,
Gain (loss)	2016	2015
Derivatives designated as cash flow hedges—
Commodity contracts:
Reclassified from accumulated other comprehensive income into cost of products sold (effective portion)	$(13.2)	$(17.9)
Recognized in cost of products sold (ineffective portion and amount excluded from effectiveness testing)	4.4	(13.0)

Derivatives not designated as hedging instruments:
Foreign exchange contracts—recognized in other income (expense)	(1.8)	1.4
Commodity contracts:
Recognized in net sales	—	1.3
Recognized in cost of products sold	(0.5)	(2.4)

Gains (losses) on derivative instruments for the years ended December 31, 2015, 2014 and 2013, are presented below:

Gain (loss)	2015	2014	2013
Derivatives in cash flow hedging relationships—
Commodity contracts:
Reclassified from accumulated other comprehensive income into net sales (effective portion)	$—	$—	$0.4
Reclassified from accumulated other comprehensive income into cost of products sold (effective portion)	(61.4)	(1.1)	24.8
Recorded in cost of products sold (ineffective portion and amount excluded from effectiveness testing)	(23.6)	(0.8)	3.3

Derivatives not designated as hedging instruments:
Foreign exchange contracts—recognized in other income (expense)	(0.1)	1.9	(0.1)
Commodity contracts:
Recognized in net sales	2.2	(5.1)	(3.1)
Recognized in cost of products sold	(2.0)	(35.0)	1.7

Schedule Of Amount Of Gains (Losses) Expected To Be Reclassified Into Earnings Within The Next Twelve Months [Table Text Block]
Gains (losses) before tax expected to be reclassified into cost of products sold within the next twelve months for our existing commodity contracts that qualify for hedge accounting, as well as the period over which we are hedging our exposure to the volatility in future cash flows, are presented below:

Commodity Hedge	Settlement Dates	Gains (losses)
Natural gas	April 2016 to December 2017	$(21.1)
Zinc	April 2016 to December 2017	(5.9)
Iron ore	April 2016 to November 2017	(5.5)
Electricity	April 2016 to December 2017	(3.8)

Gains (losses) before tax expected to be reclassified into cost of products sold within the next twelve months for our existing commodity contracts that qualify for hedge accounting, as well as the period over which we are hedging our exposure to the volatility in future cash flows, are presented below:

Commodity Hedge	Settlement Dates	Gains (losses)
Natural gas	January 2016 to December 2017	$(17.1)
Electricity	January 2016 to December 2017	(1.9)
Iron ore	January 2016 to November 2017	(7.8)
Zinc	January 2016 to December 2017	(11.2)